Accrued Liabilities (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Accrued Liabilities
Gross to net accruals	$ 3,933	$ 2,332	$ 670
Accrued compensation	2,721	833	2,086
Accrued professional fees and other	1,684	743	807
Total accrued liabilities	$ 8,338	$ 3,908	$ 3,563